KEMPER EQUITY FUNDS -- GROWTH STYLE
                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1999
                               ------------------

                                 CLASS I SHARES
                               ------------------

                          KEMPER AGGRESSIVE GROWTH FUND
                              KEMPER BLUE CHIP FUND
                               KEMPER GROWTH FUND
                     KEMPER SMALL CAPITALIZATION EQUITY FUND
                             KEMPER TECHNOLOGY FUND
                            KEMPER TOTAL RETURN FUND
                            KEMPER VALUE+GROWTH FUND

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify for which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies. Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

February 1, 1999

The primary distinctions among the classes of each fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

PAST PERFORMANCE

The charts and tables contained in the accompanying prospectus provide some indication of the risks of investing in the funds by illustrating how the funds have performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Additional financial information for those funds which currently have Class I shares outstanding is set forth below.

Average Annual Total Returns -- Class I shares

 For periods ended                                               Inception
 December 31, 1998         One Year        Life of Class          of Class
 -----------------         --------        -------------          --------

 Kemper Blue Chip Fund      15.77%            23.25%              11/22/95

 Russell 1000 Index         27.02%            27.16%              11/30/95

The Russell 1000 Index is an unmanaged capitalization weighted price only index comprised of the largest capitalized U.S. companies whose common stocks are traded in the United States. This large capitalization market oriented index is highly correlated with the S&P 500 Stock Index.

 For periods ended                                                 Inception
 December 31, 1998             One Year       Life of Class        of Class
 -----------------             --------       -------------        --------

 Kemper Growth Fund             14.68%            17.93%            7/3/95

 Kemper Technology Fund         43.91%            22.79%            7/3/95

 Kemper Total Return Fund       16.79%            17.85%            7/3/95

 Russell 1000 Growth Index      38.71%            30.54%            6/30/95

The Russell 1000 Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select.

 For periods ended                                                 Inception
 December 31, 1998             One Year       Life of Class        of Class
 -----------------             --------       -------------        --------

 Kemper Small                   (2.62)%           13.00%            7/3/95
 Capitalization Equity Fund

 Russell 2000 Index             (2.55)%           11.67%            8/31/95

The Russell 2000 Index is an unmanaged  capitalization weighted price only index
which  is  comprised   of  2000  of  the  smallest   stocks  (on  the  basis  of
capitalization) in the Russell 3000 Index.

EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder fees: Fees paid directly from your investment.


                                Maximum
                                 Sales           Maximum
                                 Charge          Deferred
                                 (Load)           Sales          Maximum Sales
                               Imposed on         Charge         Charge (Load)
                               Purchases        (Load) (as         Imposed on
                               (as a % of         a % of           Reinvested
                                offering        redemption         Dividends/        Redemption       Exchange
                                 price)         proceeds)        Distributions           Fee            Fee
                                 ------         ---------        -------------           ---            ---

    Kemper Aggressive             None             None               None              None           None
    Growth Fund

    Kemper Blue Chip              None             None               None              None           None
    Fund

    Kemper Growth Fund            None             None               None              None           None

    Kemper Small                  None             None               None              None           None
    Capitalization
    Equity Fund

    Kemper Technology             None             None               None              None           None
    Fund

    Kemper Total Return           None             None               None              None           None
    Fund

    Kemper Value+Growth           None             None               None              None           None
    Fund

Annual fund operating expenses: Expenses that are deducted from fund assets.


                                                                              Total
                                                                             Annual
                                                                              Fund
                                   Management     Distribution    Other     Operating
                                      Fee         (12b-1) Fees   Expenses*   Expenses*
                                      ---         ------------   ---------   ---------

Kemper Aggressive Growth Fund         0.65%          None         0.24%       0.89%

Kemper Blue Chip Fund                 0.56%          None         0.12%       0.68%

Kemper Growth Fund                    0.54%          None         0.11%       0.65%

Kemper Small Capitalization           0.36%          None         0.12%       0.48%
Equity Fund

Kemper Technology Fund                0.55%          None         0.12%       0.57%

Kemper Total Return Fund              0.53%          None         0.11%       0.64%

Kemper Value+Growth Fund              0.72%          None         0.18%       0.90%


* Estimated for Kemper Aggressive Growth Fund and Kemper Value+Growth Fund since no Class I shares were issued as of their most recent fiscal year ends.

Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                                  1 Year   3 Years    5 Years    10 Years
                                  ------   -------    -------    --------

 Kemper Aggressive Growth Fund     $91       $284      $493      $1,096

 Kemper Blue Chip Fund             $69       $218      $379        $847

 Kemper Growth Fund                $66       $208      $362        $810

 Kemper Small Capitalization       $49       $154      $269        $604
 Equity Fund

 Kemper Technology Fund            $68       $214      $373        $835

 Kemper Total Return Fund          $65       $205      $357        $798

 Kemper Value+Growth Fund          $92       $287      $498      $1,107

FINANCIAL HIGHLIGHTS

No financial information is presented for Class I shares of Kemper Aggressive Growth Fund and Kemper Value+Growth Fund since no Class I shares were issued as of the respective fiscal years of the funds.

Kemper Blue Chip Fund

                                                                  November
                                                                22, 1995 to
                                       Year ended October 31,   October 31,
CLASS I                                 1998         1997          1996
-----------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period  $17.72       17.18        15.30
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  .21         .32          .36
-----------------------------------------------------------------------------
  Net realized and unrealized gain      1.19        3.58         2.96
-----------------------------------------------------------------------------
Total from investment operations        1.40        3.90         3.32
-----------------------------------------------------------------------------
Less dividends:
  Distribution from net investment       .25         .23          .24
income
-----------------------------------------------------------------------------
  Distribution from net realized        2.19        3.13         1.20
gain
-----------------------------------------------------------------------------
Total dividends                         2.44        3.36         1.44
-----------------------------------------------------------------------------
Net asset value, end of period        $16.68       17.72        17.18
-----------------------------------------------------------------------------
Total return (not annualized)          8.53%       26.89        21.89
-----------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                                .68%         .70         1.31
-----------------------------------------------------------------------------
Net investment income                  1.23%        1.56         1.33
-----------------------------------------------------------------------------



Kemper Growth Fund

                                                                         July 3 to
                                           Year ended September 30,      Sept. 30,
CLASS I                                  1998       1997        1996       1995
-------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period   $15.60      17.26       16.09      14.80
-------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                   .05        .08         .19        .03
-------------------------------------------------------------------------------------
  Net realized and unrealized gain     (1.68)       2.61        2.74       1.26
(loss)
-------------------------------------------------------------------------------------
Total from investment operations       (1.63)       2.69        2.93       1.29
-------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment         --         --         .08         --
  income
-------------------------------------------------------------------------------------
  Distribution from net realized gain    2.09       4.35        1.68         --
-------------------------------------------------------------------------------------
Total dividends                          2.09       4.35        1.76         --
-------------------------------------------------------------------------------------
Net asset value, end of period         $11.88      15.60       17.26      16.09
-------------------------------------------------------------------------------------
Total return (not annualized)         (11.45)%   20.51         20.19       8.72
-------------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                                 .65%       .70          .64        .59
-------------------------------------------------------------------------------------
Net investment income                    .30%       .43         1.08        .92
-------------------------------------------------------------------------------------


Kemper Small Capitalization Equity Fund

                                                                          July 3 to
                                            Year ended September 30,      Sept. 30,
CLASS I                                 1998        1997        1996        1995
-------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of           $8.07      7.05         7.15       6.27
  period
-------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                    --       .01          .01         --
-------------------------------------------------------------------------------------
Net realized and unrealized            (1.87)      1.58          .94        .88
  gain (loss)
-------------------------------------------------------------------------------------
Total from investment                  (1.87)      1.59          .95        .88
  operations
-------------------------------------------------------------------------------------
Less distribution from net                .81       .57         1.05         --
  realized gain
-------------------------------------------------------------------------------------
Net asset value, end of period          $5.39      8.07         7.05       7.15
-------------------------------------------------------------------------------------
Total return (not annualized)         (24.82)%    24.89        16.76      14.04
-------------------------------------------------------------------------------------
Ratios to average net assets
(annualized)
Expenses                                 .48%       .53          .66        .79
-------------------------------------------------------------------------------------
Net investment income (loss)             .04%       .17          .16       (.14)
-------------------------------------------------------------------------------------


Kemper Technology Fund

                                                                        July 3 to
                                              Year ended October 31,    October 31,
CLASS I                                   1998       1997       1996       1995
-------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of            $13.19     13.20      14.64      12.72
  period
-------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                     (.02)     (.04)      (.07)      (.02)
-------------------------------------------------------------------------------------
  Net realized and unrealized gain          .83      2.14        .76       1.94
-------------------------------------------------------------------------------------
Total from investment operations            .81      2.10        .69       1.92
-------------------------------------------------------------------------------------
Less distribution from net realized        2.14      2.11       2.13         --
gain
-------------------------------------------------------------------------------------
Net asset value, end of period           $11.86     13.19      13.20      14.64
-------------------------------------------------------------------------------------
Total return (not annualized)             8.44%     17.23       8.06      15.09
-------------------------------------------------------------------------------------
Ratios to average net assets
(annualized)
Expenses                                   .67%       .74        .76        .65
-------------------------------------------------------------------------------------
Net investment loss                       (.12)%     (.27)      (.49)      (.33)
-------------------------------------------------------------------------------------


Kemper Total Return Fund

                                                                                     July 3 to
                                                    Year ended October 31,           October 31,
CLASS I                                       1998         1997          1996          1995
------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period         $11.33        11.27         10.61        10.07
------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                         .34          .36           .32          .10
------------------------------------------------------------------------------------------------
  Net realized and unrealized                   .77         1.55          1.23          .52
  gain (loss)
------------------------------------------------------------------------------------------------
Total from investment                          1.11         1.91          1.55          .62
  operations
------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .35          .36           .39          .08
------------------------------------------------------------------------------------------------
  Distribution from net realized gain          1.55         1.49           .50           --
------------------------------------------------------------------------------------------------
Total dividends                                1.90         1.85           .89          .08
------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.54        11.33         11.27        10.61
------------------------------------------------------------------------------------------------
Total return (not annualized)                10.98%        19.40         15.64         6.21
------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                                       .64%          .71           .72          .61
------------------------------------------------------------------------------------------------
Net investment income                         3.12%         3.22          3.09         2.97
------------------------------------------------------------------------------------------------



SPECIAL FEATURES

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.